Derivative financial instruments - Summary of Outstanding Hedges (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Nov. 03, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive Fair Value	€ 11,135	€ 1,786		€ 11,848
Negative Fair Value	21,483	14,138		13,192
Derivative financial instruments
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	899,545	983,794		622,015
Derivative financial instruments | Financial Instruments Held For Hedging [Member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	899,545	983,794		622,015
Derivative financial instruments | Financial Instruments Held For Trading [Member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount		0		0
Forward contract [member] | Financial Instruments Held For Hedging [Member] | Currency risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	577,719	550,734		347,679
Deal Contingent Option [Member] | Currency risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount			€ 130,000
Deal Contingent Option [Member] | Financial Instruments Held For Hedging [Member] | Currency risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	0	109,244		0
Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	321,826	323,816		274,336
At fair value [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	11,135	1,786		11,848
Positive Fair Value	11,135	1,786		11,848
Negative fair value held for hedging	(21,483)	(14,138)		(10,433)
Negative Fair Value	(21,483)	(14,138)		(13,192)
At fair value [member] | Forward contract [member] | Currency risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	6,445	1,786		11,848
Negative fair value held for hedging	(20,834)	(11,726)		(4,918)
At fair value [member] | Deal Contingent Option [Member] | Currency risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	0	0		0
Negative fair value held for hedging	0	0		0
At fair value [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	4,690	0		0
Negative fair value held for hedging	€ (649)	€ (2,412)		€ (5,515)